Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets :
Restricted cash and investments	$ 1,846	$ 1,934
Current portion of net investment in finance lease	3,306	3,302
Interest receivable	174	241
Total current assets	5,326	5,477
Net investment in finance lease, less current portion	4,995	8,301
Deferred charges	48	70
Total assets	10,369	13,848
Current liabilities:
Accrued interest	204	271
Current portion of long-term debt	3,187	3,187
Other current liabilities	45	87
Total current liabilities	3,436	3,545
Long-term debt	6,369	9,556
Total liabilities	9,805	13,101
Equity:
Unclassified stock: 100 shares of $1 par value	0	0
Retained earnings	564	747
Total equity	564	747
Total liabilities and equity	$ 10,369	$ 13,848